Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenues	$ 6,794	$ 6,627
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6,794	6,627
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	5,007	4,865
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	203	202
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	264	234
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	5,474	5,301
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	848	824
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	218	240
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,066	1,064
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	254	262
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2,807	2,803
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2,282	2,270
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	82	69
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	28	29
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2,392	2,368
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	262	262
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	40	61
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	302	323
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	113	112
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,620	1,536
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,314	1,247
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	12	11
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	79	61
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,405	1,319
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	118	111
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	49	54
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	167	165
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	48	52
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,058	986
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	840	789
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	37	37
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	135	118
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,012	944
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	23	21
Tax & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6	4
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	29	25
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	17	17
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	769	733
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	173	156
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	7	6
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	9	9
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	189	171
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	409	396
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	117	109
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	526	505
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	54	57
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	562	592
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	420	426
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	65	79
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	13	17
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	498	522
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	36	34
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6	12
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	42	46
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	22	24
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(22)	(23)
Eliminations/ Rounding [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(22)	(23)
Eliminations/ Rounding [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	$ (22)	$ (23)